Stockholders' Equity (Details) - Schedule of warrants outstanding - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Warrants Outstanding [Abstract]
Warrants Outstanding, Beginning Balance		62,863,879
Average Exercise Price, Beginning Balance	$ 2.854	$ 2.854
Remaining Contractual Life, Beginning Balance	4 years 3 months	4 years 6 months
Warrants Outstanding, Granted
Average Exercise Price, Granted
Remaining Contractual Life, Granted
Warrants Outstanding, Forfeited
Average Exercise Price, Forfeited
Remaining Contractual Life, Forfeited
Warrants Outstanding, Exercised
Average Exercise Price, Exercised
Remaining Contractual Life, Exercised
Warrants Outstanding, Ending Balance	62,863,879	62,863,879
Average Exercise Price, Ending Balance	$ 2.854	$ 2.854
Remaining Contractual Life, Ending Balance	4 years	4 years 3 months